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                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2011
                                               --------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
         --------------------------------------------------
Address:   3148 Dumbarton Street, N.W.
         --------------------------------------------------
           Washington, D.C.   20007
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    028-05225
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 337-2070
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.             July 11, 2011
---------------------     -------------------------         -------------
     [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      60
                                           ------------

Form 13F Information Table Value Total:      $80,290
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

                                TITLE OF            VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER          CLASS      CUSIP   (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED NONE
------------------------------  -------- --------- --------  -------  ---  ----  -------  -------- --------- ------ ----

Abbott Laboratories               COM    002824100   1773    33700     SH         SOLE                 32800          900
                                                      437     8300     SH         OTHER                              8300
Applied Materials Inc.            COM    038222105    533    41000     SH         SOLE                 41000
BP Amoco PLC                      COM    055622104     89     2000     SH         SOLE                  2000
                                                      167     3760     SH         OTHER                              3760
Berkshire Hathaway Inc. Class     COM    084670207    344     4450     SH         SOLE                  4450
Bristol Myers Co.                 COM    110122108   2352    81220     SH         SOLE                 78220         3000
Chevron Corp.                     COM    166764100    262     2550     SH         SOLE                  2550
                                                      113     1100     SH         OTHER                              1100
Cisco Systems                     COM    17275R102   1670   107000     SH         SOLE                103100         3900
Coca Cola Co.                     COM    191216100   2147    31900     SH         SOLE                 30400         1500
                                                       27      400     SH         OTHER                               400
E. I. duPont de Nemours & Co.     COM    263534109   4490    83070     SH         SOLE                 80970         2100
EMC Corp.                         COM    268648102   1683    61100     SH         SOLE                 57100         4000
                                                       41     1500     SH         OTHER                              1500
Emerson Electric Co.              COM    291011104   2565    45600     SH         SOLE                 43600         2000
                                                       34      600     SH         OTHER                               600
Exxon Mobil                       COM    30231G102   1176    14452     SH         SOLE                 14452
                                                     1199    14734     SH         OTHER                             14734
General Electric Co.              COM    369604103   3445   182671     SH         SOLE                177671         5000
                                                      375    19878     SH         OTHER                             19878
GlaxoSmithKline                   COM    37733W105    742    17300     SH         SOLE                 17300
Hewlett Packard                   COM    428236103   1270    34900     SH         SOLE                 31900         3000
IBM                               COM    459200101   2590    15100     SH         SOLE                 14100         1000
                                                      183     1064     SH         OTHER                              1064
Intel Corp.                       COM    458140100   2192    98910     SH         SOLE                 93910         5000
                                                       65     2950     SH         OTHER                              2950
Johnson & Johnson                 COM    478160104   3869    58160     SH         SOLE                 54660         3500
                                                       22      338     SH         OTHER                               338
KLA Tencor Corp.                  COM    482480100   1716    42400     SH         SOLE                 40400         2000
Koninklijke Philips Elec          COM    500472303    645    25100     SH         SOLE                 24100         1000
Marsh & McLennan Companies Inc    COM    571748102   1085    34800     SH         SOLE                 33300         1500
Merck & Co., Inc.                 COM    58933Y105   1962    55600     SH         SOLE                 52600         3000
                                                      106     3000     SH         OTHER                              3000
Microsoft Corp.                   COM    594918104   1455    55960     SH         SOLE                 53960         2000
                                                       83     3200     SH         OTHER                              3200
Nokia Corp. ADR                   COM    654902204    581    90530     SH         SOLE                 87530         3000
Northern Trust Corporation        COM    665859104    947    20600     SH         SOLE                 19900          700
Nucor Corp.                       COM    670346105   1439    34900     SH         SOLE                 32900         2000
                                                       68     1650     SH         OTHER                              1650
PepsiCo Inc.                      COM    713448108    282     4000     SH         SOLE                  4000
Pfizer, Inc.                      COM    717081103   1765    85698     SH         SOLE                 83198         2500
                                                      122     5910     SH         OTHER                              5910
Plum Creek Timber                 COM    729251108   2141    52800     SH         SOLE                 50800         2000
Procter & Gamble Company          COM    742718109   1087    17100     SH         SOLE                 17100
                                                       25      400     SH         OTHER                               400
Progressive Corp.-Ohio            COM    743315103   1109    51872     SH         SOLE                 51872
                                                    12636   591036     SH         OTHER               591036
Royal Dutch Shell                 COM    780259206   1003    14100     SH         SOLE                 14100
Stryker Corp.                     COM    863667101   6153   104844     SH         SOLE                100144         4700
                                                      587    10000     SH         OTHER                             10000
Symantec Corp.                    COM    871503108    848    43000     SH         SOLE                 43000
Unilever PLC                      COM    904767704   2701    83380     SH         SOLE                 78880         4500
                                                       87     2700     SH         OTHER                              2700
Verizon Communications            COM    92343V104   1179    31680     SH         SOLE                 30180         1500
                                                       52     1400     SH         OTHER                              1400
Deutsche Bank Capital Funding     PFD    25153Y206   1201    50000     SH         SOLE                 42000         8000
Pimco Commodity Real Return -            722005667   1049   120000.000 SH         SOLE            120000.000
Pimco Total Return - I                                135    12321.296 SH         SOLE             12321.296
Vanguard Short-Term Inv. Grade                        182    16945.187 SH         SOLE             16945.187